Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 31	€ 33	€ 36
Post-employment benefits	2	2	3
Share-based payment	19	20	18
Total recognized in profit or loss	€ 52	€ 55	€ 57